U. Selected Quarterly Financial Data (Details) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Quarterly Financial Information Disclosure [Abstract]
Revenue	$ 23,744	$ 20,766	$ 19,597	$ 14,317	$ 18,861	$ 16,416	$ 15,638	$ 12,506	$ 78,424	$ 63,421	$ 47,840
Cost of goods sold	17,068	14,445	14,150	9,732	13,418	11,743	10,938	8,393	55,396	44,492	34,468
Gross profit	6,676	6,321	5,447	4,585	5,443	4,673	4,700	4,113	23,028	18,929	13,372
Gross margin	28.10%	30.40%	27.80%	32.00%	28.90%	28.50%	30.10%	32.90%
Operating expenses:
Research and development	2,400	2,211	1,898	2,004	2,144	2,178	1,708	1,574	8,512	7,603	6,451
Sales and marketing	1,198	1,034	1,053	907	756	759	806	814	4,191	3,135	2,412
General and administrative	3,375	2,435	2,447	2,374	2,213	1,892	1,947	1,961	10,632	8,012	8,243
Amortization of intangible assets									68	60	46
Total operating expenses	6,973	5,680	5,398	5,285	5,112	4,829	4,460	4,349	23,335	18,750	17,106
Income (loss) from operations	(297)	641	49	(700)	331	(156)	240	(236)	(307)	179	(3,734)
Interest and other income (expense), net	(223)	(250)	(331)	(294)	(280)	(225)	(332)	(287)	26	257	(256)
Net income (loss)	$ (520)	$ 390	$ (282)	$ (994)	$ 51	$ (381)	$ (92)	$ (523)	$ (1,406)	$ (945)	$ (5,328)
Net loss per share-basic, as revised	$ (0.04)	$ 0.04	$ (1.04)	$ (3.74)	$ 0.20	$ (1.43)	$ (0.35)	$ (1.97)
Net loss per share-diluted, as revised	$ (0.04)	$ 0.04	$ (1.04)	$ (3.74)	$ 0.07	$ (1.43)	$ (0.35)	$ (1.97)
Weighted average shares used to compute net loss per share, as revised:
Basic	12,630,603	8,995,397	270,912	265,920	265,920	265,920	265,590	265,168
Diluted	12,630,603	9,154,692	270,912	265,920	695,241	265,920	265,590	265,168